Document and Entity Information	Feb. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	OXFORD IMMUNOTEC GLOBAL PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-36200
Entity Tax Identification Number	98-1133710
Entity Address, Address Line One	94C Innovation Drive
Entity Address, Address Line Two	Milton Park
Entity Address, City or Town	Abingdon
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX14 4RZ
City Area Code	44 (0)
Local Phone Number	1235 442780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001586049
Title of 12(b) Security	Ordinary Shares, £0.006705 nominal value per share
Trading Symbol	OXFD
Security Exchange Name	NASDAQ